Emission Trading System	6 Months Ended
Jun. 30, 2026
Emission Trading System
Emission Trading System

20) Emission Trading System

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance Sheet:
Current assets
EU ETS (1) receivables for 2025 due at September 30, 2026 (refer to note 18 (b))	$6,038	$6,597
Non-current assets:
EU ETS (1) receivables for 2026 due at September 30, 2027	5,308	—
Total ETS receivables	$11,346	$6,597

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance Sheet:
Current liabilities
EU ETS (1) liabilities for 2025 due at September 30, 2026 (refer to note 19)	$6,038	$6,805
Non-current liabilities:
EU ETS (1) liabilities for 2026 due at September 30, 2027	5,519	—
Total ETS liabilities	$11,557	$6,805
(1)	The EUs Emission Trading Systems (EU ETS) require that companies are responsible for surrendering CO2 quotas (EU Allowances, EUA’s) to the authorities. EU ETS and the total EUA follows the consumption of bunkers, and the cost is treated like cost of bunkers when the vessel is off-hire, i.e., EU-ETS/EUA is the owners’ cost when the vessel is off hire. EU-ETS/EUA is also owners’ cost for vessels operating in the spot market.